Debt and Commitments - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2014	Dec. 31, 2013
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate stated percentage	3.625%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	8.20%	6.30%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	5.50%	5.90%